Share-Based Payments - Summary of Weighted Average Estimated Fair Values and Inputs into Black-Scholes Model (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Fair value	£ 1.24	£ 1.01
Weighted average share price	6.83	7.85
Weighted average exercise price	£ 5.50	£ 6.94
Expected volatility	34.75%	27.38%
Expected life	3 years 8 months 12 days	3 years 8 months 12 days
Risk-free rate	0.20%	0.58%
Expected dividend yield	7.61%	7.49%
Forfeiture rate	3.20%	3.20%